GOLDMAN SACHS VARIABLE INSURANCE TRUST

Institutional and Service Shares of the

Goldman Sachs Large Cap Value Fund (the “Fund”)

Supplement dated June 22, 2011 to the
Prospectuses dated April 29, 2011 (the “Prospectuses”)

Effective as of the start of business on July 1, 2011, Goldman Sachs Asset Management (the “Investment Adviser”) has agreed to waive a portion of its management fee in order to achieve an effective net management fee rate of 0.73% as an annual percentage rate of the average daily net assets of the Fund.

Accordingly, effective July 1, 2011, the following replaces in its entirety the table and its accompanying footnotes in the “Goldman Sachs Large Cap Value Fund—Summary—Fees and Expenses of the Fund” section of the Institutional Shares Prospectus:

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fees	0.75%
Distribution and Service (12b-1) Fees	None
Other Expenses	0.05%

Total Annual Fund Operating Expenses	0.80%
Fee Waiver[1]	(0.02)%

Total Annual Fund Operating Expenses After Fee Waiver	0.78%

[1]	Effective July 1, 2011, the Investment Adviser has agreed to waive a portion of its management fee in order to achieve an effective net management fee rate of 0.73% of the Fund’s average daily net assets. This arrangement will remain in effect through at least April 29, 2012, and prior to such date the Investment Adviser may not terminate the arrangement without the approval of the Board of Trustees.

Additionally, effective July 1, 2011, the following replaces the information in the management fee table in the “Service Providers—Management Fee and Other Expenses” section of the Institutional Shares Prospectus.

Actual Rate
for the Fiscal
	Management Fee	Average Daily	Year Ended
Fund	Annual Rate	Net Assets	December 31, 2010
Large Cap Value	0.75%	First $1 Billion	0	.75%*
	0.68%	Next $1 Billion
	0.65%	Next $3 Billion
	0.64%	Next $3 Billion
	0.63%	Over $8 Billion

*	Effective July 1, 2011, the Investment Adviser has agreed to waive a portion of its management fee in order to achieve an effective net management fee rate of 0.73% as an annual percentage rate of the Fund’s average daily net assets. This arrangement will remain in effect through at least April 29, 2012, and prior to such date, the Investment Adviser may not terminate the arrangement without the approval of the Board of Trustees. The management fee waiver may be modified or terminated by the Investment Adviser at its discretion and without shareholder approval after such date, although the Investment Adviser does not presently intend to do so.

Effective July 1, 2011, the following replaces in its entirety the table and its accompanying footnotes in the “Goldman Sachs Large Cap Value Fund—Summary—Fees and Expenses of the Fund” section of the Service Shares Prospectus:

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fees	0.75%
Distribution and Service (12b-1) Fees	0.25%
Other Expenses	0.05%

Total Annual Fund Operating Expenses	1.05%
Fee Waiver[1]	(0.02)%

Total Annual Fund Operating Expenses After Fee Waiver	1.03%

[1]	Effective July 1, 2011, the Investment Adviser has agreed to waive a portion of its management fee in order to achieve an effective net management fee rate of 0.73% of the Fund’s average daily net assets. This arrangement will remain in effect through at least April 29, 2012, and prior to such date the Investment Adviser may not terminate the arrangement without the approval of the Board of Trustees.

Additionally, effective July 1, 2011, the following replaces the information in the management fee table in the “Service Providers—Management Fee and Other Expenses” section of the Service Shares Prospectus.

Actual Rate for the
Fiscal Year Ended
	Management Fee	Average Daily	December 31,
Fund	Annual Rate	Net Assets	2010
Large Cap Value	0.75%	First $1 Billion	0	.75%*
	0.68%	Next $1 Billion
	0.65%	Next $3 Billion
	0.64%	Next $3 Billion
	0.63%	Over $8 Billion

*	Effective July 1, 2011, the Investment Adviser has agreed to waive a portion of its management fee in order to achieve an effective net management fee rate of 0.73% as an annual percentage rate of the Fund’s average daily net assets. This arrangement will remain in effect through at least April 29, 2012, and prior to such date, the Investment Adviser may not terminate the arrangement without the approval of the Board of Trustees. The management fee waiver may be modified or terminated by the Investment Adviser at its discretion and without shareholder approval after such date, although the Investment Adviser does not presently intend to do so.

This Supplement should be retained with the Prospectus for future reference.

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